JPS
Nuveen Preferred & Income Securities Fund
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 148.1% (96.4% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 66.8% (43.5% of Total Investments)
	Banks – 23.1%
$12,300	Bank of America Corp	6.100%	N/A (3)	BBB	$13,020,780
19,300	Bank of America Corp, (4)	6.500%	N/A (3)	BBB	20,554,500
13,000	Citigroup Inc	6.125%	N/A (3)	BBB-	12,615,200
6,200	Citigroup Inc	4.700%	N/A (3)	BBB-	5,394,000
11,500	Citigroup Inc	5.950%	N/A (3)	BBB-	11,587,515
13,940	Citigroup Inc	5.950%	N/A (3)	BBB-	12,844,316
24,389	Citizens Financial Group Inc, (3-Month LIBOR reference rate + 3.960% spread), (5)	5.333%	N/A (3)	BB+	20,608,705
3,400	Citizens Financial Group Inc, (6)	6.375%	N/A (3)	BB+	3,213,000
14,000	CoBank ACB, 144A, (4)	6.250%	N/A (3)	BBB+	14,070,000
6,100	Corestates Capital III, 144A, (6)	0.962%	2/15/27	A1	5,205,580
1,250	DNB Bank ASA	0.613%	2/18/69	Baa2	851,563
1,250	DNB Bank ASA	1.740%	2/24/69	Baa2	851,563
4,400	HBOS Capital Funding LP, Reg S	6.850%	6/23/68	AA	4,389,563
30,000	HSBC Capital Funding Dollar 1 LP, 144A, (4)	10.176%	N/A (3)	Baa2	45,300,000
54,000	JPMorgan Chase & Co, (4)	6.750%	N/A (3)	BBB+	57,973,320
10,300	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.800% spread), (5)	4.487%	N/A (3)	BBB+	9,778,562
7,000	JPMorgan Chase & Co, (6)	6.100%	N/A (3)	BBB+	7,175,000
8,000	KeyCorp Capital III	7.750%	7/15/29	Baa2	9,947,146
13,300	Lloyds Bank PLC, Reg S	12.000%	6/16/68	Baa3	14,941,220
2,450	Lloyds Banking Group PLC, Reg S, 144A	6.657%	N/A (3)	Baa3	2,695,000
28,700	PNC Financial Services Group Inc, (4)	6.750%	N/A (3)	Baa2	29,112,706
25,000	Standard Chartered PLC, 144A, (4)	7.014%	N/A (3)	BBB-	26,375,000
35,592	Truist Financial Corp, (4)	4.800%	N/A (3)	Baa2	33,273,537
25,580	Wells Fargo & Co, (6)	7.950%	11/15/29	Baa1	32,834,724
	Total Banks				394,612,500
	Capital Markets – 5.6%
5,400	Bank of New York Mellon Corp/The, (4)	4.950%	N/A (3)	Baa1	5,170,500
18,700	Charles Schwab Corp, (4)	7.000%	N/A (3)	BBB	19,494,750
37,687	Charles Schwab Corp	5.375%	N/A (3)	BBB	39,100,262
5,000	Goldman Sachs Group Inc, (3-Month LIBOR reference rate + 3.922% spread), (5), (6)	4.370%	N/A (3)	BBB-	4,643,750
6,000	Goldman Sachs Group Inc	5.500%	N/A (3)	BBB-	6,097,500

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Markets (continued)
$7,600	Goldman Sachs Group Inc/The	4.950%	N/A (3)	BBB-	$7,068,000
3,900	Morgan Stanley	5.550%	N/A (3)	BBB-	3,588,000
10,000	State Street Corp	1.313%	6/15/47	A3	8,000,000
2,600	State Street Corp	5.250%	N/A (3)	Baa1	2,465,060
	Total Capital Markets				95,627,822
	Consumer Finance – 0.8%
16,987	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (4), (5)	4.150%	N/A (3)	Baa3	14,184,145
	Diversified Financial Services – 2.8%
2,861	Bank of America Corp, (6)	8.050%	6/15/27	Baa2	3,446,316
10,250	Citigroup Inc	5.950%	N/A (3)	BBB-	10,202,133
1,000	Citigroup Inc	5.900%	N/A (3)	BBB-	1,010,760
4,000	JP Morgan Chase & Company	6.000%	N/A (3)	BBB+	4,040,000
24,870	Voya Financial Inc, (4), (6)	5.650%	5/15/53	BBB-	24,372,600
5,000	Voya Financial Inc	6.125%	N/A (3)	BBB-	4,950,000
	Total Diversified Financial Services				48,021,809
	Electric Utilities – 2.9%
7,800	Duke Energy Corp	4.875%	N/A (3)	BBB	7,722,000
7,955	Emera Inc, (6)	6.750%	6/15/76	BB+	8,408,475
1,000	NextEra Energy Capital Holdings Inc, (6)	3.501%	10/01/66	BBB	775,000
11,450	NextEra Energy Capital Holdings Inc, (6)	2.438%	6/15/67	BBB	8,424,449
1,600	NextEra Energy Capital Holdings Inc, (4)	4.800%	12/01/77	BBB	1,598,449
21,482	PPL Capital Funding Inc, (6)	4.040%	3/30/67	BBB	16,326,320
6,000	Southern Co/The	5.500%	3/15/57	BBB	6,039,201
	Total Electric Utilities				49,293,894
	Food Products – 0.3%
6,705	Dairy Farmers of America Inc, 144A, (6)	7.125%	N/A (3)	BB+	5,531,625
	Insurance – 26.0%
3,598	ACE Capital Trust II	9.700%	4/01/30	BBB+	5,021,621
9,800	AIG Life Holdings Inc, (6)	8.500%	7/01/30	Baa2	12,833,274
4,400	Allstate Corp/The, (6)	5.750%	8/15/53	Baa1	4,473,472
1,100	Allstate Corp/The, (4)	6.500%	5/15/57	Baa1	1,256,167
13,300	American International Group Inc, (6)	5.750%	4/01/48	Baa2	13,509,737
13,605	American International Group Inc, (6)	8.175%	5/15/58	Baa2	16,734,150
2,299	Aon Corp, (6)	8.205%	1/01/27	BBB	2,768,835
6,210	Argentum Netherlands BV for Swiss Re Ltd, Reg S, (6)	5.750%	8/15/50	BBB+	6,551,550
2,100	Argentum Netherlands BV for Swiss Re Ltd, Reg S	5.625%	8/15/52	BBB+	2,215,151
16,550	AXA SA, (4), (6)	8.600%	12/15/30	A3	22,980,019

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
$17,819	AXA SA, 144A, (6)	6.379%	N/A (3)	Baa1	$22,006,465
900	AXA SA, Reg S	5.500%	7/22/68	A3	893,250
1,200	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	1,050,000
14,550	Cloverie PLC for Zurich Insurance Co Ltd, Reg S	5.625%	6/24/46	A	16,058,893
1,200	Everest Reinsurance Holdings Inc, (6)	2.777%	5/15/37	BBB	918,162
5,521	Hartford Financial Services Group Inc/The, 144A, (6)	2.517%	2/12/47	BBB-	4,306,380
31,200	Legal & General Group PLC, Reg S	5.250%	3/21/47	A3	32,757,379
30,860	Liberty Mutual Group Inc, 144A, (6)	7.800%	3/15/37	Baa3	33,791,700
2,400	Lincoln National Corp	2.743%	5/17/66	BBB	1,632,000
10,390	Lincoln National Corp, (6)	3.175%	4/20/67	BBB	6,857,400
19,800	M&G PLC, Reg S	6.500%	10/20/48	A3	21,817,382
29,600	MetLife Capital Trust IV, 144A, (4), (6)	7.875%	12/15/37	BBB	36,704,000
36,531	MetLife Inc, 144A, (6)	9.250%	4/08/38	BBB	48,220,920
3,000	MetLife Inc, (6)	10.750%	8/01/39	BBB	4,567,710
4,652	MetLife Inc	3.888%	N/A (3)	BBB	4,233,320
41,904	Nationwide Financial Services Inc, (6)	6.750%	5/15/37	Baa2	46,541,566
3,890	Progressive Corp/The	5.375%	N/A (3)	BBB+	3,770,655
6,225	Prudential Financial Inc, (6)	5.875%	9/15/42	BBB+	6,558,536
27,180	Prudential Financial Inc, (6)	5.625%	6/15/43	BBB+	28,049,760
24,400	Swiss Re Finance Luxembourg SA, 144A, (4)	5.000%	4/02/49	A	26,599,026
8,700	Willow No 2 Ireland PLC for Zurich Insurance Co Ltd, Reg S	4.250%	10/01/45	A	8,834,815
	Total Insurance				444,513,295
	Machinery – 0.3%
5,700	Stanley Black & Decker Inc	4.000%	3/15/60	BBB+	5,501,742
	Multi-Utilities – 2.9%
36,020	Dominion Energy Inc, (4)	4.650%	N/A (3)	BBB-	35,029,450
12,400	NiSource Inc	5.650%	N/A (3)	BBB-	11,408,000
3,000	WEC Energy Group Inc, (6)	2.505%	5/15/67	BBB	2,446,135
	Total Multi-Utilities				48,883,585
	Oil, Gas & Consumable Fuels – 0.4%
3,000	Enterprise Products Operating LLC, (6)	5.250%	8/16/77	Baa2	2,699,100
3,400	Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	2,949,534

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$1,500	Transcanada Trust, (6)	5.500%	9/15/79	BBB	$1,410,000
	Total Oil, Gas & Consumable Fuels				7,058,634
	Road & Rail – 1.5%
25,485	BNSF Funding Trust I, (4)	6.613%	12/15/55	A-	26,185,837
	U.S. Agency – 0.2%
4,000	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB+	3,625,000
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,101,635,974)				1,143,039,888

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 58.2% (37.9% of Total Investments) (7)
	Banks – 47.5%
$17,800	Banco Bilbao Vizcaya Argentaria SA, (4)	6.500%	N/A (3)	BB+	$16,175,750
5,000	Banco Santander SA, Reg S, (6)	7.500%	N/A (3)	Ba1	4,868,750
7,000	Barclays Bank PLC, (6)	7.625%	N/A (3)	BBB+	7,341,250
26,000	Barclays PLC	8.000%	N/A (3)	BBB-	25,935,000
63,300	Barclays PLC	7.750%	N/A (3)	BBB-	61,084,500
31,100	Barclays PLC, Reg S	7.875%	N/A (3)	BBB-	30,789,000
58,750	BNP Paribas SA, 144A	7.625%	N/A (3)	BBB-	59,778,125
5,500	BNP Paribas SA, 144A	7.000%	N/A (3)	BBB-	5,733,750
10,000	BNP Paribas SA	7.375%	N/A (3)	BBB-	10,387,500
38,585	BNP Paribas SA, Reg S, 144A, (6)	7.375%	N/A (3)	BBB-	40,080,169
19,653	Credit Agricole SA, 144A, (4)	7.875%	N/A (3)	BBB	20,881,312
31,550	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB	35,020,500
4,466	Credit Agricole SA, Reg S, (6)	8.125%	N/A (3)	BBB	4,957,260
11,588	Danske Bank A/S, Reg S, (6)	6.125%	N/A (3)	BBB-	10,950,660
600	Danske Bank A/S, Reg S	7.000%	N/A (3)	BBB-	586,500
13,300	DNB Bank ASA, Reg S	6.500%	N/A (3)	BBB	13,399,750
4,800	HSBC Holdings PLC, (6)	6.250%	N/A (3)	BBB	4,668,000
1,600	HSBC Holdings PLC, (6)	6.000%	N/A (3)	BBB	1,570,664
26,300	HSBC Holdings PLC, (4)	6.875%	N/A (3)	BBB	26,365,750
26,700	ING Groep NV	6.500%	N/A (3)	BBB	26,473,050
9,700	ING Groep NV, Reg S, (6)	6.875%	N/A (3)	BBB	9,675,750
9,600	Intesa Sanpaolo SpA, 144A	7.700%	N/A (3)	BB-	8,928,000
48,428	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	47,459,440
4,500	Lloyds Banking Group PLC, (6)	6.750%	N/A (3)	Baa3	4,342,500
5,075	Macquarie Bank Ltd/London, 144A, (6)	6.125%	N/A (3)	BB+	4,897,375
26,400	Nordea Bank Abp, 144A	6.625%	N/A (3)	BBB+	26,565,000
35,090	Nordea Bank Abp, 144A, (4)	6.125%	N/A (3)	BBB+	34,107,480

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$18,988	Nordea Bank Abp, Reg S, (4)	6.125%	N/A (3)	BBB+	$18,456,336
72,886	Royal Bank of Scotland Group PLC, (6)	7.500%	N/A (3)	BBB-	69,560,941
14,250	Royal Bank of Scotland Group PLC	8.000%	N/A (3)	BBB-	14,823,562
5,600	Royal Bank of Scotland Group PLC	8.625%	N/A (3)	BBB-	5,712,000
1,000	Skandinaviska Enskilda Banken AB, Reg S	5.625%	N/A (3)	BBB+	990,750
4,550	Societe Generale SA, 144A	6.750%	N/A (3)	BB+	4,268,492
11,350	Societe Generale SA, 144A, (6)	7.375%	N/A (3)	BB+	11,080,437
73,300	Societe Generale SA, 144A, (4)	8.000%	N/A (3)	BB+	74,399,500
9,000	Societe Generale SA, Reg S	7.875%	N/A (3)	BBB-	8,825,580
16,622	Standard Chartered PLC, 144A	7.500%	N/A (3)	BBB-	16,721,732
13,000	Standard Chartered PLC, 144A, (4)	7.750%	N/A (3)	BBB-	13,162,500
4,700	Standard Chartered PLC, Reg S	7.500%	N/A (3)	BBB-	4,728,200
786	Svenska Handelsbanken AB, Reg S, (6)	5.250%	N/A (3)	A-	779,123
12,000	Swedbank AB, Reg S, (6)	6.000%	N/A (3)	BBB	11,731,152
15,000	UniCredit SpA, Reg S	8.000%	N/A (3)	BB-	13,588,620
815,417	Total Banks				811,851,710
	Capital Markets – 10.7%
58,000	Credit Suisse Group AG, 144A, (4), (6)	7.500%	N/A (3)	BB+	61,262,500
4,900	Credit Suisse Group AG, 144A	6.250%	N/A (3)	BB+	5,022,500
11,000	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB+	11,110,000
3,000	Credit Suisse Group AG, 144A	6.375%	N/A (3)	BB+	2,955,000
12,000	Credit Suisse Group AG, 144A	7.250%	N/A (3)	BB+	11,970,000
17,400	Credit Suisse Group AG, Reg S	7.500%	N/A (3)	BB+	18,378,750
6,700	Credit Suisse Group AG, Reg S	7.125%	N/A (3)	BB+	6,740,334
3,000	UBS Group AG, 144A, (6)	7.000%	N/A (3)	BBB	3,086,100
35,100	UBS Group AG, Reg S, (6)	6.875%	N/A (3)	BBB	36,284,625
14,500	UBS Group AG, Reg S	7.125%	N/A (3)	BBB	14,601,500
11,700	UBS Group AG, Reg S	6.875%	N/A (3)	BBB	11,743,875
177,300	Total Capital Markets				183,155,184
$992,717	Total Contingent Capital Securities (cost $1,003,681,238)				995,006,894

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 18.8% (12.2% of Total Investments)
	Banks – 7.2%
161,300	Bank of America Corp	5.375%	BBB	$4,166,379
146,274	Bank of America Corp	6.000%	BBB	3,803,124
346,088	Citigroup Inc	6.875%	BBB-	9,468,968
8,214	Citigroup Inc	6.300%	BBB-	209,785
47,500	CoBank ACB, 144A, (8)	6.250%	BBB+	4,797,500
53,000	CoBank ACB, (8)	6.200%	BBB+	5,472,250

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Banks (continued)
177,750	Farm Credit Bank of Texas, 144A, (4), (6), (8)	6.750%	Baa1	$17,775,000
84,563	Fifth Third Bancorp	6.625%	Baa3	2,257,832
50,000	Fifth Third Bancorp	4.950%	Baa3	1,205,000
9,474	JPMorgan Chase & Co	5.750%	BBB+	252,482
722,103	KeyCorp	6.125%	Baa3	20,522,167
1,592,952	PNC Financial Services Group Inc/The, (6)	6.125%	Baa2	41,990,215
189,200	Regions Financial Corp, (6)	5.700%	BB+	5,015,692
13,157	Synovus Financial Corp	5.875%	BB-	283,270
249,285	Wells Fargo & Co	5.850%	Baa2	6,304,418
	Total Banks			123,524,082
	Capital Markets – 1.8%
125,445	Affiliated Managers Group Inc	5.875%	Baa1	3,164,977
369,239	Goldman Sachs Group Inc	5.500%	Ba1	9,323,285
80	Morgan Stanley	4.000%	BBB-	1,680
622,802	Morgan Stanley	5.850%	BBB-	16,429,517
12,000	Northern Trust Corp	4.700%	BBB+	300,720
74,642	State Street Corp	5.900%	Baa1	1,951,142
	Total Capital Markets			31,171,321
	Consumer Finance – 0.2%
50,338	Capital One Financial Corp, (6)	5.000%	Baa3	1,167,842
130,000	Capital One Financial Corp, (6)	4.800%	Baa3	2,874,300
	Total Consumer Finance			4,042,142
	Diversified Financial Services – 1.8%
105,300	AgriBank FCB, (4), (8)	6.875%	BBB+	10,530,000
237,400	Equitable Holdings Inc, (6)	5.250%	BBB-	5,726,088
472,073	National Rural Utilities Cooperative Finance Corp	5.500%	A3	12,948,963
39,705	Voya Financial Inc, (6)	5.350%	BBB-	1,025,977
	Total Diversified Financial Services			30,231,028
	Diversified Telecommunication Services – 0.8%
578,314	AT&T Inc, (6)	4.750%	BBB	13,307,005
15,700	AT&T Inc, (6)	5.000%	BBB	395,169
	Total Diversified Telecommunication Services			13,702,174
	Electric Utilities – 1.8%
154,334	Alabama Power Co	5.000%	A3	4,122,261
152,276	Duke Energy Corp, (6)	5.750%	BBB	4,201,295
16,000	Entergy Texas Inc, (6)	5.375%	BBB-	403,760
299,756	Integrys Holding Inc, (6), (8)	6.000%	BBB	7,493,900
114,962	Interstate Power & Light Co	5.100%	BBB	2,954,523
197,288	NextEra Energy Capital Holdings Inc	5.650%	BBB	5,247,861
86,891	Southern Co/The	5.250%	BBB	2,268,724

Shares	Description (1)	Coupon	Ratings (2)	Value
	Electric Utilities (continued)
190,878	Southern Co/The	4.950%	BBB	$4,708,960
	Total Electric Utilities			31,401,284
	Equity Real Estate Investment Trust – 1.0%
3,000	National Retail Properties Inc	5.200%	Baa2	72,810
80,301	Prologis Inc, (8)	8.540%	BBB	6,102,876
5,000	PS Business Parks Inc	5.250%	BBB	124,350
2,682	PS Business Parks Inc	4.875%	Baa2	64,583
428	Public Storage	5.200%	A3	10,722
2,979	Public Storage	5.200%	A3	75,309
193,083	Public Storage	5.600%	A3	5,288,543
8,331	Public Storage, (6)	4.875%	A3	212,940
111,690	Public Storage, (6)	4.750%	A3	2,891,654
69,865	SITE Centers Corp, (6)	6.250%	Ba1	1,402,191
6,765	Vornado Realty Trust, (6)	5.400%	Baa3	155,933
	Total Equity Real Estate Investment Trust			16,401,911
	Food Products – 0.6%
91,900	Dairy Farmers of America Inc, 144A, (8)	7.875%	BB+	7,811,500
32,500	Dairy Farmers of America Inc, 144A, (8)	7.875%	BB+	2,762,500
	Total Food Products			10,574,000
	Insurance – 2.6%
608,741	Allstate Corp/The, (6)	5.100%	Baa1	15,784,654
92,866	American Financial Group Inc/OH	5.875%	Baa2	2,494,381
4,087	American International Group Inc	5.850%	Baa3	105,853
44,268	Arch Capital Group Ltd	5.250%	BBB	1,067,302
9,678	Arch Capital Group Ltd	5.450%	BBB	241,176
287,580	Hartford Financial Services Group Inc, (6)	7.875%	Baa2	7,689,889
3,839	Hartford Financial Services Group Inc/The	6.000%	BBB-	102,463
30,000	MetLife Inc	4.750%	BBB	742,500
236,786	Prudential PLC	6.750%	BBB+	6,054,618
368,524	Reinsurance Group of America Inc, (6)	6.200%	BBB+	9,334,713
2,836	WR Berkley Corp	5.750%	Baa2	72,261
	Total Insurance			43,689,810
	Multi-Utilities – 0.7%
179,646	Algonquin Power & Utilities Corp	6.200%	BB+	4,909,725
280,000	DTE Energy Co	5.250%	BBB-	7,151,200
	Total Multi-Utilities			12,060,925
	Wireless Telecommunication Services – 0.3%
1,860	Telephone and Data Systems Inc	5.875%	BB+	44,379
42,523	Telephone and Data Systems Inc, (6)	7.000%	BB+	1,041,813
131,945	Telephone and Data Systems Inc	6.875%	BB+	3,119,180

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Wireless Telecommunication Services (continued)
11,573	United States Cellular Corp, (6)	7.250%	Ba1	$297,195
	Total Wireless Telecommunication Services			4,502,567
	Total $25 Par (or similar) Retail Preferred (cost $313,202,110)			321,301,244

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 2.2% (1.4% of Total Investments)
	Banks – 1.2%
$10,000	Citizens Financial Group Inc	6.000%	1/06/69	BB+	$8,550,000
3,600	JPMorgan Chase & Co, (4)	8.750%	9/01/30	Baa1	5,076,054
1,000	Lloyds Banking Group PLC	6.657%	5/21/68	Baa3	1,100,000
4,469	Lloyds Banking Group PLC, Reg S	6.413%	4/01/69	Baa3	4,670,105
19,069	Total Banks				19,396,159
	Insurance – 0.9%
5,000	AIG Life Holdings Inc, 144A, (6)	8.125%	3/15/46	Baa2	6,250,000
6,150	Liberty Mutual Insurance Co, 144A, (6)	7.697%	10/15/97	BBB+	9,706,177
11,150	Total Insurance				15,956,177
	Wireless Telecommunication Services – 0.1%
1,600	Koninklijke KPN NV, 144A, (6)	7.000%	3/28/73	BB+	1,656,000
$31,819	Total Corporate Bonds (cost $34,851,319)				37,008,336

Shares	Description (1), (9)	Value
	INVESTMENT COMPANIES – 1.1% (0.7% of Total Investments)
723,135	BlackRock Credit Allocation Income Trust	$9,429,680
646,421	John Hancock Preferred Income Fund III	9,967,812
	Total Investment Companies (cost $28,324,371)	19,397,492

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 1.0% (0.7% of Total Investments)
	Banks – 1.0%
12,640	Wells Fargo & Co, (4)	7.500%	Baa2	$17,681,338
	Total Convertible Preferred Securities (cost $15,131,410)			17,681,338
	Total Long-Term Investments (cost $2,496,826,422)			2,533,435,192

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.6% (3.6% of Total Investments)
	REPURCHASE AGREEMENTS – 5.6% (3.6% of Total Investments)
$95,562	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/20, repurchase price $95,561,808, collaterized by $94,440,000 U.S. Treasury Notes, 1.500%, due 10/31/24, value $97,474,735	0.000%	5/01/20	$95,561,808
	Total Short-Term Investments (cost $95,561,808)			95,561,808
	Total Investments (cost $2,592,388,230) – 153.7%			2,628,997,000
	Borrowings – (39.2)% (10), (11)			(670,300,000)
	Reverse Repurchase Agreements – (11.3)% (12)			(193,000,000)
	Other Assets Less Liabilities – (3.2)%			(55,338,613)
	Net Assets Applicable to Common Shares – 100%			$1,710,358,387
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$521,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(59,747,743)	$(59,747,743)
Morgan Stanley Capital Services LLC	90,000,000	Receive	1-Month LIBOR	2.364	Monthly	7/01/19	7/01/26	7/01/28	(14,004,222)	(14,004,222)
Total	$611,000,000								$(73,751,965)	$(73,751,965)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$1,143,039,888	$ —	$1,143,039,888
Contingent Capital Securities	—	995,006,894	—	995,006,894
$25 Par (or similar) Retail Preferred	258,555,718	62,745,526	—	321,301,244
Corporate Bonds	—	37,008,336	—	37,008,336
Investment Companies	19,397,492	—	—	19,397,492
Convertible Preferred Securities	17,681,338	—	—	17,681,338
Short-Term Investments:
Repurchase Agreements	—	95,561,808	—	95,561,808
Investments in Derivatives:
Interest Rate Swaps*	—	(73,751,965)	—	(73,751,965)
Total	$295,634,548	$2,259,610,487	$ —	$2,555,245,035

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $589,174,803.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or reverse repurchase agreements. As of the end of the reporting period, investments with a value $438,792,992 have been pledged as collateral for reverse repurchase agreements.
(7)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(10)	Borrowings as a percentage of Total Investments is 25.5%.
(11)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,459,299,738 have been pledged as collateral for borrowings.
(12)	Reverse Repurchase Agreements as a percentage of Total Investments is 7.3%.
(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.